Segment information and revenue analysis (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Total revenues	$ 20,000
Continuing Operations [Member]
Total revenues
Standard Cloud Based Services [Member] | Continuing Operations [Member]
Total revenues
Business Process Outsourcing Services [Member] | Continuing Operations [Member]
Total revenues
Business Integration Services [Member] | Continuing Operations [Member]
Total revenues	20,000
Other Revenues [Member] | Continuing Operations [Member]
Total revenues